Annual Total Returns - Franklin California Intermediate-Term Tax-Free Income Fund [BarChart] - Franklin California Tax-Free Trust-24 - Franklin California Intermediate-Term Tax-Free Income Fund - Class A
Nov. 01, 2020
Bar Chart Table:
Annual Return 2010	3.14%
Annual Return 2011	10.50%
Annual Return 2012	6.38%
Annual Return 2013	(1.70%)
Annual Return 2014	8.33%
Annual Return 2015	2.67%
Annual Return 2016	(0.12%)
Annual Return 2017	3.95%
Annual Return 2018	0.90%
Annual Return 2019	5.29%